UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06554

            ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                           Principal
                                                              Amount
                                                                (000)                 U.S. $ Value
---------------------------------------------------------------------------------------------------
GOVERNMENT/AGENCY
OBLIGATIONS - 112.5%

Brazil - 11.5%
Brazil Real Structured Product
      Zero Coupon, 9/20/07(a)               US$              139,046          $         42,240,626
Federal Republic of Brazil
     3.13%, 4/15/12(a)                                         1,439                     1,383,034
     8.00%, 4/15/14(a)                                        17,829                    18,230,514
     9.25%, 10/22/10(a)                                        2,090                     2,323,035
     10.50%, 7/14/14(a)                                        2,520                     2,979,900
     11.00%, 8/17/40(a)                                       39,261                    47,113,200
     11.50%, 3/12/08(a)                                       50,675                    58,098,887
     12.00%, 4/15/10(a)                                          625                       757,188
     12.75%, 1/15/20(a)                                        5,730                     7,778,475
     14.50%, 10/15/09(a)                                       1,775                     2,305,725
                                                                              --------------------
Total Brazilian Securities
     (cost $158,232,558)                                                               183,210,584
                                                                              --------------------
Canada - 11.7%
Canada Real Return
     3.00%, 12/01/36(a)                     CAD               13,460                    13,715,643
Government of Canada
     4.00%, 12/01/31(a)                                        5,834                     6,852,222
     5.00%, 6/01/14(a)                                         7,063                     6,283,603
     5.75%, 6/01/33(a)                                        58,994                    59,586,251
     6.00%, 6/01/11(a)                                        49,032                    45,299,773
     10.25%, 3/15/14(a)                                       17,000                    20,526,404
Province of Ontario
     5.60%, 6/02/35(a)                                         6,882                     6,392,980
Province of Quebec
     5.50%, 12/01/14(a)                                       30,000                    26,978,697
                                                                              --------------------
Total Canadian Securities
     (cost $170,623,552)                                                               185,635,573
                                                                              --------------------
Colombia - 2.1%
Republic of Colombia
     8.63%, 4/01/08(a)                      US$                3,000                     3,300,000
     10.75%, 1/15/13(a)                                        1,330                     1,612,625
     11.75%, 3/01/10(a)                     CLP            6,027,000                     2,749,056
     11.75%, 2/25/20(a)                     US$               20,000                    26,150,000
     12.00%, 10/22/15(a)                    CLP              550,000                       249,769
                                                                              --------------------
Total Colombian Securities
     (cost $26,412,869)                                                                 34,061,450
                                                                              --------------------
Ecuador - 0.0%
Republic of Ecuador
     8.00%, 8/15/30(b)
     (cost $544,617)                        US$                  590                       495,600
                                                                              --------------------
El Salvador - 0.3%
Republic of El Salvador
     7.65%, 6/15/35(a)                                         1,889                     1,879,555
     8.50%, 7/25/11(b)                                         1,950                     2,252,250
                                                                              --------------------
Total Salvadoran Securities
     (cost $3,977,376)                                                                   4,131,805
                                                                              --------------------

                                                           Principal
                                                              Amount
                                                                (000)                 U.S. $ Value
---------------------------------------------------------------------------------------------------
Jamaica - 0.6%
Government of Jamaica
     10.63%, 6/20/17(a)                     US$                4,757          $          5,220,807
Jamaica Real Structured Note
     0.01%, 8/16/05(a)                                         3,957                     4,276,570
                                                                              --------------------
Total Jamaican Securities
     (cost $9,584,624)                                                                   9,497,377
                                                                              --------------------
Mexico - 29.0%
Banco Nacional de Comercio
     11.00%, 12/10/05(b)                    MXP               90,000                     8,374,196
Mexican Bonos
     8.00%, 12/07/23(a)                                      872,057                    68,808,352
     9.00%, 12/24/09(a)                                    1,152,011                   106,386,815
     9.00%, 12/20/12(a)                                      579,250                    52,981,041
Mexican Fixed Rate Bonds
     8.00%, 12/24/08(a)                                    1,093,879                    98,168,480
     8.00%, 12/19/13(a)                                      616,926                    52,781,968
     9.00%, 12/27/07(a)                                      231,298                    21,422,499
     10.00%, 12/05/24(a)                                     567,657                    53,742,903
                                                                              --------------------
Total Mexican Securities
     (cost $432,745,357)                                                               462,666,254
                                                                              --------------------
Panama - 1.5%
Republic of Panama
     9.38%, 4/01/29(a)                      US$                  616                       760,760
     9.38%, 7/23/12(a)                                         7,000                     8,435,000
     9.63%, 2/08/11(a)                                         1,885                     2,243,150
     10.75%, 5/15/20(a)                                        9,250                    12,533,750
                                                                              --------------------
Total Panamanian Securities
     (cost $19,617,315)                                                                 23,972,660
                                                                              --------------------
Peru - 2.9%
Peru Bono Soberano
     9.91%, 5/05/15(a)                      PEN               48,440                    16,524,837
Republic of Peru
     8.38%, 5/03/16(a)                      US$                3,900                     4,373,850
     8.75%, 11/21/33(a)                                        4,791                     5,389,875
     9.13%, 2/21/12(a)                                         4,235                     4,954,950
     9.88%, 2/06/15(a)                                        11,665                    14,377,112
                                                                              --------------------
Total Peruvian Securities
     (cost $40,467,273)                                                                 45,620,624
                                                                              --------------------
United States - 51.8%
Federal Home Loan Mortgage Corp.
     30 YR TBA
     6.00%, 8/01/34                                          120,000                   122,925,000
Federal National Mortgage Association
     30 YR TBA
     6.00%, 8/01/34                                          135,000                   138,248,370
U.S. Treasury Bonds
     1.63%, 1/15/15 (TIPS)(a)                                 10,571                    10,532,786
     8.75%, 5/15/17(a)                                        50,000                    71,791,000
     8.75%, 5/15/20(a)                                        20,000                    29,992,180
     9.13%, 5/15/18(a)                                        50,000                    74,798,850
     12.50%, 8/15/14(a)(C)                                    90,000                   119,745,720
U.S. Treasury Strips
     8.00%, 11/15/21(a)                                      350,000                   172,461,100
     8.75%, 5/15/17(a)                                       140,000                    85,769,320
                                                                              --------------------
Total United States Securities
     (cost $757,629,361)                                                               826,264,326
                                                                              --------------------

                                                           Principal
                                                              Amount
                                                                (000)                 U.S. $ Value
---------------------------------------------------------------------------------------------------
Uruguay - 0.9%
Republic of Uruguay
     7.50%, 3/15/15(a)                      US$                6,501          $          6,338,475
     9.25%, 5/17/17                                              451                       487,080
     17.75%, 2/04/06(a)                     UYP              147,100                     6,657,865
                                                                              --------------------
Total Uruguayan Securities
     (cost $10,425,369)                                                                 13,483,420
                                                                              --------------------
Venezuela - 0.2%
Republic of Venezuela
     2.63%, 4/20/11(a)                      US$                2,095                     1,916,925
     5.38%, 8/07/10(a)                                           125                       116,250
     8.50%, 10/08/14(a)                                        1,335                     1,383,728
                                                                              --------------------
Total Venezuelan Securities
     (cost $3,083,685)                                                                   3,416,903
                                                                              --------------------
Total Government/Agency
   Obligations
   (cost $1,633,343,956)                                                             1,792,456,576
                                                                              --------------------
PUT OPTIONS PURCHASED
Federal Republic of Brazil
   11.00%, 8/17/40
   expiring Jul ' 05 @ $118.40                                 3,620                        36,200
Repuloc of Ecuador
   9.00%, 8/15/30
   expiring Sep ' 05 @ $78.45                                    590                         5,133
                                                                              --------------------
Total Put Options Purchased
     (cost $43,575)                                                                         41,333
                                                                              --------------------
SHORT-TERM INVESTMENT - 3.9%
Repurchase Agreement - 3.9%
Deutsche Bank Securities, Inc.
   3.20%, dated 6/30/05, due 7/1/05
   in the amount of $61,900,000 (cost
   $61,900,000; collateralized by
   $62,670,000 FHLMC, 3.75%,
   due 11/15/06, value $62,539,646                          $ 61,900                    61,900,000
                                                                              --------------------
Total Investments - 116.4%
     (cost $1,695,287,531)                                                           1,854,397,909
Other assets less liabilities -  (16.4%)                                              (260,479,745)
                                                                              --------------------
Net Assets - 100%                                                             $      1,593,918,164
                                                                              ====================

CALL OPTIONS WRITTEN - 0.0%
                                                               Exercise            Expiration
Description                             Contracts(d)             Price               Month                 U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil
   11.00%, 8/14/40                       3,451,000            $ 118.85              July '05                $ (61,083)
Federal Republic of Brazil
   11.00%, 8/14/40                       3,266,000              119.15              July '05                  (51,276)
Federal Republic of Brazil
   11.00%, 8/14/40                       3,266,000              119.30              July '05                  (48,337)
Federal Republic of Brazil
   11.00%, 8/14/40                       1,658,000              119.40              July '05                  (24,372)
Federal Republic of Brazil
   11.00%, 8/14/40                       3,620,000              119.90              July '05                  (36,200)
   (premium received $167,076)


FORWARD EXCHANGE CURRENCY CONTRACTS
                                                        U.S.$
                                  Contract             Value on             Value at             Unrealized
                                   Amount            Origination            June 30,            Appreciation/
                                   (000)                 Date                 2005             (Depreciation)
-------------------------------------------------------------------------------------------------------------
Buy Contract
Canadian Dollar,
   settling 07/07/05                45,329          $ 36,862,949          $ 37,002,565          $    139,616
Sale Contracts
Brazilian Real
   settling 07/22/05                 9,860             4,076,248             4,196,683              (120,435)
Canadian Dollar,
   settling
   07/07/05-08/05/05               264,568           212,402,354           216,067,687            (3,665,333)
Mexican Peso
   settling
   07/15/05-07/20/05             3,461,124           311,954,365           321,271,920            (9,317,555)

FINANCIAL FUTURES CONTRACT SOLD
                                                                                                   U.S.$
                                                                                                 Value at
                                       Number of         Expiration          Original             June 30,            Unrealized
           Type                        Contracts           Month               Value                2005             Depreciation
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note September
    10 Yr Futures                        1,522              2005           $ 171,907,469       $ 172,699,438         $ (791,969)


CREDIT DEFAULT SWAP CONTRACTS

        Swap
     Counterparty          Notional                                 Unrealized
     & Referenced           Amount      Interest   Termination     Appreciation/
      Obligation            (000)         Rate        Date        (Depreciation)
--------------------------------------------------------------------------------
Buy Contracts
Citigroup Global
Markets, Ltd.
Federal Republic
of Brazil
    12.25%, 03/06/30         3,970        4.14%      4/20/10        $(207,413)
Citigroup Global
Markets, Ltd.
Republic of
Colombia
    8.375%, 2/15/27          1,700        3.02%      1/20/10          (55,459)
Deutsche Bank
AG London
Federal Republic
of Brazil
    12.25%, 3/06/30          3,970        4.02%      4/20/10          (71,563)
Sale Contracts
Citigroup Global
Markets, Ltd.
Republic of
Colombia
    8.375%, 2/15/27          3,350        1.13%      1/20/07           36,834
Citigroup Global
Markets, Ltd.
Federal Republic
of Brazil
    12.25%, 3/06/30          2,525        4.40%      5/20/06          100,579
Deutsche Bank
AG London
Federal Republic
of Brazil
    12.25%, 03/06/30         8,337        1.90%      4/20/07          304,046
Citigroup Global
Markets, Ltd.
Federal Republic
of Brazil
    12.25%, 03/06/30         8,337        1.98%      4/20/07          157,278
Morgan Stanley Capital
Services, Inc.
Federal Republic
of Brazil
    12.25%, 3/06/30          1,940        3.80%      8/20/06           92,958

(a) Positions, or a portion thereof, with an aggregate market value of $1,064,050,941 have been segregated to collateralize forward exchange currency contracts.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 these securities amounted to $11,122,046 or 0.7% of net assets.
(c) Positions, or a portion thereof, with an aggregate market value of $1,855,420 has been segregated to collateralize margin requirements for the open futures contracts.
(d)   One Contract relates to principal amount of $1.00.

      Glossary of Terms:

      FHMLC - Federal Home Loan Mortgage Corporation
      TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +1-1.2) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
      TIPS - Treasury Inflation Protected Security

      Currency Abbreviations:

      CAD - Canadian Dollar
      CLP - Colombian Peso
      MXP - Mexican Peso
      PEN - Peruvian Nuevo Sol
      US$ - United States Dollar
      UYP - Uruguayan Peso


ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST
SECURITY TYPE BREAKDOWN*
June 30, 2005 (unaudited)

Sovereign                            52.0%
Treasury                             30.5%
U.S. Government and
    Sponsored Agency
    Obligations                      14.1%
Brady Bonds                           0.1%
Short-Term & Other Investments        3.3%
                                    ------
Total Investments                   100.0%
                                    ======

* The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Americas Government Income Trust, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    August 23, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    August 23, 2005